Shareholder Report, Average Annual Return (Details)	9 Months Ended	12 Months Ended		60 Months Ended	120 Months Ended
	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2014	Sep. 30, 2024	Sep. 30, 2024
C000134824
Average Annual Return [Line Items]
Line Graph and Table Measure Name	City National Rochdale Municipal High Income Fund, Class N
C000134825
Average Annual Return [Line Items]
Line Graph and Table Measure Name	City National Rochdale Municipal High Income Fund, Servicing Class
C000123069
Average Annual Return [Line Items]
Line Graph and Table Measure Name			City National Rochdale Fixed Income Opportunities Fund, Class N Shares
C000123067
Average Annual Return [Line Items]
Line Graph and Table Measure Name			City National Rochdale Equity Income Fund, Class N Shares
C000120110
Average Annual Return [Line Items]
Line Graph and Table Measure Name			City National Rochdale U.S. Core Equity Fund, Institutional Class Shares
C000120109
Average Annual Return [Line Items]
Line Graph and Table Measure Name			City National Rochdale U.S. Core Equity Fund, Class N Shares
C000120111
Average Annual Return [Line Items]
Line Graph and Table Measure Name			City National Rochdale U.S. Core Equity Fund, Servicing Class Shares
Without Sales Load [Member] | C000134824
Average Annual Return [Line Items]
Average Annual Return, Percent		14.04%		0.60%	2.39%
Without Sales Load [Member] | C000134825
Average Annual Return [Line Items]
Average Annual Return, Percent		14.32%		0.85%	2.63%
Without Sales Load [Member] | C000123069
Average Annual Return [Line Items]
Average Annual Return, Percent		10.32%		2.60%	3.27%
Without Sales Load [Member] | C000123067
Average Annual Return [Line Items]
Average Annual Return, Percent		30.37%		5.74%	6.66%
Without Sales Load [Member] | C000120110
Average Annual Return [Line Items]
Average Annual Return, Percent		32.69%		13.21%	12.53%
Without Sales Load [Member] | C000120109
Average Annual Return [Line Items]
Average Annual Return, Percent		32.03%		12.76%	12.03%
Without Sales Load [Member] | C000120111
Average Annual Return [Line Items]
Average Annual Return, Percent		32.38%		13.05%	12.30%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent		10.37%		1.39%	2.52%
Bloomberg US Municipal Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg US Municipal Bond Index (USD)
Average Annual Return, Percent		10.37%		1.39%	2.52%
Bloomberg Global Aggregate Bond Index (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate Bond Index (USD)
Average Annual Return, Percent		11.99%		(0.83%)	0.57%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent		36.35%		15.98%	13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent		36.35%		15.98%	13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent		36.35%		15.98%	13.38%
S&P 500® Index (TR)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			S&P 500<sup style="box-sizing: border-box; color: rgb(0, 0, 0); display: inline; flex-wrap: nowrap; font-size: 12px; font-weight: 700; grid-area: auto; line-height: 0px; margin: 0px; overflow: visible; position: relative; text-align: center;">®</sup> Index (TR)
Average Annual Return, Percent		36.35%		15.98%	13.38%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Average Annual Return, Percent		14.53%		2.42%	3.73%
Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Average Annual Return [Line Items]
Line Graph and Table Measure Name	Bloomberg 60% Tax-Exempt High Yield/40% Municipal Investment Grade Custom Capped Custom Capped Custom Weighted Index Unhedged US
Average Annual Return, Percent		14.53%		2.42%	3.73%
Bloomberg Global Aggregate - Corporate Hedged (TR) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Bloomberg Global Aggregate - Corporate Hedged (TR) (USD)
Average Annual Return, Percent		13.26%		1.34%	3.01%
40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index
Average Annual Return [Line Items]
Line Graph and Table Measure Name			40% Bloomberg Multiverse TR Index Value Hedged/35%S&P Global Leveraged Loan Index/25%Bloomberg Emerging Markets High Yield Index
Average Annual Return, Percent		14.07%		3.20%	3.70%
Dow Jones US Select Dividend Index (Gross) (USD)
Average Annual Return [Line Items]
Line Graph and Table Measure Name			Dow Jones US Select Dividend Index (Gross) (USD)
Average Annual Return, Percent		30.90%		10.25%	10.48%